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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003

Check Here if Amendment /X/; Amendment Number: 2
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
   Address:      60 State Street
                 Boston, MA 02109

Form 13F File Number: 028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
Title:   President
Phone:   617-526-5873

Signature, Place, and Date of Signing:

    /s/ Kimberly R. Clouse         Boston, Massachusetts   November 14, 2006
-------------------------------    ---------------------   -----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $23,684
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number      Name

 1        028-06723                  Capital Formation Group Inc.
----     ---------------           ------------------------------------


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                   HALE AND DORR CAPITAL MANAGEMENT LLC
                      FORM 13F INFORMATION TABLE
                     QUARTER ENDED MARCH 31, 2003

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AFFILIATED COMPUTER
  SERVICES                    Class A      008190100     657    14,850   SH               Sole                 2,100     0   12,750
ALLERGAN INC                    COM        018490102   1,378    20,200   SH               Sole                 7,800     0   12,400
ALLSTATE CORP                   COM        020002101     387    11,676   SH               Sole                11,676     0
ANADARKO PETE CORP              COM        032511107     292     6,416   SH               Sole                 6,416     0
ARIAD PHARMACEUTICALS INC       COM        04033A100     128   100,971   SH               Sole               100,971     0
BAUSCH & LOMB INC               COM        071707103     466    14,163   SH               Sole                14,163     0
BERKSHIRE HATHAWAY INC        Class A      084670108   5,168        81   SH               Sole                    81     0
BHP BILLITON LTD-SPONS
  ADR                           COM        088606108     138    12,468   SH               Sole                12,468     0
CABOT CORP                      COM        127055101   1,045    43,800   SH               Sole                43,800     0
CABOT MICROELECTRONICS          COM        12709P103     312     7,430   SH               Sole                 7,430     0
CARNIVAL CORP                   COM        143658300     268    11,132   SH               Sole                11,132     0
CATERPILLAR INC                 COM        149123101     287     5,830   SH               Sole                 5,830     0
CHUBB CORP                      COM        171232101   1,278    28,844   SH               Sole                28,844     0
CSX CORP                        COM        126408103     220     7,706   SH               Sole                 7,706     0
DENTSPLY INTERNATIONAL
  INC                           COM        249030107     535    15,370   SH               Sole                14,530     0      840
EW SCRIPPS COMPANY            Class A      811054204     276     3,650   SH               Sole                 3,650     0
FIRSTENERGY CORP                COM        337932107     435    13,802   SH               Sole                13,502     0      300
FIRSTMERIT CORP                 COM        337915102     257    13,948   SH               Sole                13,948     0
FLEETBOSTON FINANCIAL
  CORP                          COM        339030108     577    24,165   SH               Sole                24,165     0
FOCUS ENHANCEMENTS INC          COM        344159108      32    45,000   SH               Sole                45,000     0
GENUINE PARTS COMPANY           COM        372460105     324    10,628   SH               Sole                10,628     0
GLATFELTER                      COM        377316104     128    12,000   SH               Sole                12,000     0
HARTFORD FINANCIAL
  SERVICES GR                   COM        416515104     481    13,639   SH               Sole                13,639     0
INGERSOLL-RAND COMP           Class A      G4776G101     301     7,800   SH               Sole                 7,800     0
JOHNSON CONTROLS INC            COM        478366107     291     4,020   SH               Sole                 4,020     0
KINDER MORGAN ENERGY
  PARTNERS                      COM        494550106     201     5,430   SH               Sole                 5,430     0
KING PHARMACEUTICALS INC        COM        495582108     249    20,880   SH               Sole                12,380     0    8,500
LIBERTY MEDIA CORP CL A      COM Ser A     530718105     101    10,368   SH               Sole                10,368     0
LINCOLN NATIONAL CORP           COM        534187109     235     8,406   SH               Sole                 8,406     0

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
LOWES COS INC                   COM        548661107     617    15,115   SH               Sole                10,115     0    5,000
MAY DEPT STORES COMPANY         COM        577778103     320    16,108   SH               Sole                16,108     0
MORGAN STANLEY                  COM        617446448     380     9,901   SH               Sole                 9,901     0
MOTOROLA INC                    COM        620076109     538    65,174   SH               Sole                65,174     0
NORFOLK SOUTHERN CORP           COM        655844108     435    23,415   SH               Sole                23,415     0
ORACLE CORP                     COM        68389X105     139    12,834   SH               Sole                12,834     0
PPG INDUSTRIES INC              COM        693506107     410     9,100   SH               Sole                 9,100     0
PROGRESS ENERGY INC             COM        743263105     202     5,167   SH               Sole                 5,167     0
SCANA CORP                      COM        80589M102     541    18,068   SH               Sole                18,068     0
SHERWIN WILLIAMS COMPANY        COM        824348106     745    28,200   SH               Sole                28,200     0
ST PAUL TRAVELERS
  COMPANIES IN                  COM        792860108     458    14,400   SH               Sole                14,400     0
TARGET CORP                     COM        87612E106     555    18,972   SH               Sole                18,472     0      500
UNION PACIFIC CORP              COM        907818108   1,068    19,411   SH               Sole                19,411     0
UNITED PARCEL SERVICE         Class B      911312106     217     3,800   SH               Sole                 3,800     0
VODAFONE GROUP PLC-SPONS
  ADR                           COM        92857w209     216    11,830   SH               Sole                11,830     0
ZIMMER HOLDINGS INC             COM        98956P102     396     8,153   SH               Sole                 8,153     0

                                                      23,684